Significant Accounting Policies - Schedule of Land Use Rights Rental Period (Details)	Sep. 30, 2024
Minimum [Member]
Schedule of Land Use Rights Rental Period [Line Items]
Land use rights, rental period	20 years
Maximum [Member]
Schedule of Land Use Rights Rental Period [Line Items]
Land use rights, rental period	50 years